C27 Leasing (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Minimum Lease Payment Obligations	Future minimum lease payment obligations

Operating leases
2018	3,491
2019	2,927
2020	2,506
2021	1,966
2022	1,442
2023 and later	4,787

Total	17,119

Summary of Future Minimum Payment Receivables	Future minimum payment receivables

Operating leases
2018	83
2019	87
2020	85
2021	87
2022	87
2023 and later	184

Total	613